OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 293	$ 470
Regulatory liabilities	0	104
Pension obligations	46	57
Other	77	94
Other long-term liabilities, net	$ 416	$ 725